Document and Entity Information	Jul. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41509
Entity Registrant Name	Nxu, Inc.
Entity Central Index Key	0001722969
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-2819012
Entity Address, Address Line One	1828 N. Higley Rd.
Entity Address, Address Line Two	Ste 116
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85205
City Area Code	602
Local Phone Number	309-5425
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NXU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false